Pension and Other Employee Benefit Plans (Components of Net Periodic Costs of Severance Indemnities and Pension Plans) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Defined Benefit Plan Disclosure [Line Items]
Service cost-benefits earned during the period	¥ 22,729	¥ 21,726
Interest costs on projected benefit obligations	2,666	3,331
Expected return on plan assets	(20,158)	(19,124)
Amortization of prior service benefits	19	76
Amortization of net actuarial loss (gain)	(3,064)	(3,942)
Special termination benefits	2,188	1,792
Net periodic benefit cost	¥ 4,380	¥ 3,859